Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Martin Currie SMASh Series EM Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Martin Currie SMASh Series EM Fund
Average Annual Return, Percent	0.47%	6.19%	1.70%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	9.75%	6.29%	3.70%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	6.27%	3.41%	1.00%